Investment Objectives and Goals - KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	Nov. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity and derivative securities index. The Fund’s current index is the Nasdaq InspereX Dynamic Buffered High Income™ Index (the “Underlying Index”).